Document And Entity Information	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity Registrant Name	Pyxis Oncology, Inc.
Entity Central Index Key	0001782223
Entity Emerging Growth Company	true
Entity File Number	001-40881
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1160910
Entity Address, Address Line One	321 Harrison Avenue
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02118
City Area Code	(617)
Local Phone Number	453-3596
Entity Information, Former Legal or Registered Name
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PYXS
Security Exchange Name	NASDAQ